DocumentAndEntityInformation	Jul. 07, 2026
Document Information Line Items
Entity Central Index Key	0001565687
Document Type	8-K
Document Period End Date	Jul. 07, 2026
Entity Registrant Name	Intapp, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40550
Entity Tax Identification Number	46-1467620
Entity Address, Address Line One	3101 Park Blvd
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	852-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false